Securities Act File No. 333-37277

Investment Company Act File No. 811-8411

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 35	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 36	[X]

The James Advantage Funds

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (937) 426-7640

Barry R. James, P.O. Box 8, Alpha, Ohio 45301

(Name and Address of Agent for Service)

With copy to:

Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP

1550 17th Street, Suite 500, Denver, Colorado 80202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[X]         immediately upon filing pursuant to paragraph (b)

[   ]         on (date) pursuant to paragraph (b)

[   ]         60 days after filing pursuant to paragraph (a)(1)

[   ]         on (date) pursuant to paragraph (a)(1)

[   ]         75 days after filing pursuant to paragraph (a)(2)

[   ]         on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and the State of Ohio on the 5th day of November, 2014.

THE JAMES ADVANTAGE FUNDS

By: /s/ Barry R. James
Barry R. James President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
	Trustee and President	November 5, 2014
/s/ Barry R. James	(principal executive
Barry R. James	officer)

/s/ Thomas L. Mangan	Vice President and Secretary	November 5, 2014
Thomas L. Mangan	(principal financial and
accounting officer)

Leslie L. Brandon*	Trustee	November 5, 2014

Anthony P. D’Angelo*	Trustee	November 5, 2014

Richard C. Russell*	Trustee	November 5, 2014

*             Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 12, 2014.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase